UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013.

Date of Report (Date of earliest event reported) February 20, 2014.

Commission File Number of securitizer: 025-01242

Central Index Key Number of securitizer: 0001562358

Ronald R. Warwick    (949) 255-2663

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Note: ORES NPL 2012-LV1, LLC, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities outstanding during the reporting period indicated above that were issued by it and the following affiliated entities: ORES REO 2012-LV1, LLC, Garnet Portfolio, LLC, Red DeBary Holdings, LLC, Red KK Centre Holdings III, LLC, Red Liberty Holdings XI, LLC, Red Jefferson Fred Waring Holdings XVI, LLC, Red Lighthouse Holdings IX, LLC, Red Tuscany Holdings X, LLC, Red Naples Holdings V, LLC, Red Fifth Avenue Holdings XVII, LLC, Red Goldenrod Holdings XVIII, LLC, Red John Young Holdings, LLC, Red Airport Creek Holdings XIII, LLC, Red Kingsley Holdings VI, LLC, Red Cherry Street Holdings XII, LLC, Red Tulsa Holdings XIV, LLC, Red Eastgate Court Holdings XV, LLC, Red Olathe Holdings, LLC, Gold MIL Independence Holdings, LLC, Gold MIL Leonard Street Holdings, LLC, Gold MIL Riverside Holdings III, LLC, Gold MIL Ellenton Holdings II, LLC , Gold MIL Bradenton Holdings I, LLC, Gold MIL Broadway 1 Holdings, LLC, Gold MIL Broadway 2 Holdings, LLC, NW Bend Real Estate Holdings 630 Main, LLC, NW Bend Real Estate Holdings 63702 Clausen Drive, LLC, NW Bend Real Estate Holdings 63719 Paramount Drive, LLC, NW Bend Real Estate Holdings 23096 Switchback Court, LLC, NW Bend Real Estate Holdings Carlton, LLC, NW Bend Real Estate Holdings Cambridge, LLC, NW Bend Real Estate Holdings Pacific Plaza, LLC, NW Bend Real Estate Holdings Fair State, LLC, NW Bend Real Estate Holdings 303 Orchard Avenue, LLC, NW Bend Real Estate Holdings Timber Avenue, LLC, NW Bend Real Estate Holdings Nels Anderson Road, LLC, NW Bend Real Estate Holdings Cascade, LLC, NW Bend Real Estate Holdings Beaverton, LLC, NW Bend Real Estate Holdings Locust Grove Road, LLC, NW Bend Real Estate Holdings Ustic, LLC, NW Bend Real Estate Holdings Ten Mile Creek, LLC, Blue Locust Holdings, LLC, Blue Jones Dairy Holdings, LLC, Garnet Indian Trail Road Real Estate, LLC, Garnet Jefferson Crossing Real Estate, LLC, Garnet Fisherman’s Real Estate, LLC, Garnet Wild Wing Real Estate, LLC, Garnet Mountain Lake Real Estate, LLC, Garnet Beach Condo Real Estate, LLC, Garnet Halstead Real Estate, LLC, Garnet Twin Island Real Estate, LLC, Garnet Hollybrook Avenue Real Estate, LLC, Garnet Fort Fisher Real Estate, LLC, Garnet Shippensburg Real Estate, LLC, Garnet Shoreline Real Estate, LLC, Garnet Downs Road Real Estate, LLC, Garnet Ashby Road Real Estate, LLC, Garnet Red Bank Road Real Estate, LLC, Garnet Harborside Real Estate, LLC, Garnet Restaurant Real Estate, LLC, Garnet Plummer Place Real Estate, LLC, Garnet Fayetteville Real Estate, LLC, Garnet Soundside Drive Real Estate, LLC, Garnet Oriole Beach Real Estate, LLC, Garnet Portsmouth Boulevard Real Estate, LLC, Garnet Franklinton Commercial Real Estate, LLC, Garnet Mount Pleasant 300 Real Estate, LLC, Garnet Villa Bonita Real Estate, LLC, Garnet Highway 905 Real Estate, LLC, Garnet Highland Office Real Estate, LLC, Garnet Bay Boulevard Real Estate, LLC, Garnet Greensboro Road Real Estate, LLC, Garnet Ocala MF Real Estate, LLC, Garnet Clemmons Road Real Estate, LLC, Garnet Catawba Road Real Estate, LLC, Garnet Warehouse Real Estate, LLC, Garnet Litchfield Real Estate, LLC, Garnet Emerson Street Real Estate, LLC, Garnet Jacobs Industrial Real Estate, LLC, Garnet Liberty Road Real Estate, LLC, Garnet Juniper Lane Real Estate, LLC, Garnet Highland Lots Real Estate, LLC, Garnet South Crater Real Estate, LLC, Garnet Mount Pleasant 104 Real Estate, LLC, Garnet Mount Pleasant 103 Real Estate, LLC, Garnet Luck Avenue Real Estate, LLC, Garnet Rivers Landing Real Estate, LLC, Garnet Johns Island Real Estate, LLC, Garnet Village Avenue Real Estate, LLC, Acorn Loan Acquisition Venture III, L.P., MIL Acquisition Venture, L.P., NW Bend, LLC, RBRE Loan Portfolio, LLC, West Loan Acquisitions Holdings, L.P., and Copper Loan Portfolio, LLC.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On November 25, 2013, all of the asset-backed securities issued by the securitizer and the affiliated entities listed above in “Item 1.02 - Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure” were redeemed in full. From and after such date, no asset-backed securities issued by the securitizer or such affiliated entities were outstanding and held by non-affiliates. In light of the foregoing, the securitizer gives notice of termination of its duty to file reports pursuant to subsection (c)(3) of Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR 240.15Ga-1(c)(3)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ORES NPL 2012-LV1, LLC

By: ORES NPL TOPCO 2012-LV1, LLC
Its: Sole Member

By:	/s/ Derek Smith
Name: Derek Smith
Title: Authorized Signatory
(senior officer in charge of securitization of the securitizer)

Date: February 20, 2014